Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
9. Secured Term Loan Facilities and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due within one year	$212,382	$123,024
Due in two years	80,840	292,616
Due in three years	250,432	107,216
Due in four years	65,032	67,539
Due in five years	28,909	93,931
Due in more than five years*	124,452	126,171
Total secured term loans facilities and revolving credit facilities	762,047	810,497
Less: current portion	101,558	123,024
Secured term loan facilities and revolving credit facilities, non-current portion*	$660,489	$687,473

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (See "Note 8. Variable Interest Entities to our consolidated financial statements")

Terminal Facility. In March 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million for the payment of project costs relating to our Ethylene Export Terminal. The Terminal Facility has a final maturity of December 31, 2025.

Interest on amounts drawn is payable at a rate of Adjusted Daily Compounded SOFR plus 275 to 300 basis points per annum over the term of the facility, for interest periods of three or six months. The Company has hedged SOFR at 80% of the outstanding loan amount (split 50/50) at 0.369% and 0.362% with ING and Société General respectively. The Marine Terminal Borrower may voluntarily prepay indebtedness at any time, without premium or penalty, in whole or in part upon prior written notice to the facility agent.

The Terminal Facility is subject to quarterly repayments of between $3.4 million and $3.8 million. The Marine Terminal Borrower must make mandatory prepayments of indebtedness upon specified amounts of excess cash flow, the receipt of performance liquidated damages pursuant to certain material contracts related to the Ethylene Export Terminal, the receipt of proceeds in connection with an event of loss (as defined in the Terminal Facility), the receipt of proceeds in connection with termination payments (as defined in the Terminal Facility), the receipt of proceeds in connection with certain dispositions by the Export Terminal Joint Venture, the incurrence of certain specified indebtedness, the inability to meet the conditions for paying a dividend for four or more consecutive quarters, dispositions of the Marine Terminal Borrower’s equity interests in the Export Terminal Joint Venture, the receipt of indemnity payments in excess of $500,000 and certain amounts of any loans outstanding upon the conversion date. The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Export Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties, and the equity interests of Navigator Terminal Invest Limited, one of the Company’s subsidiaries, in the Marine Terminal Borrower. Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters of no less than 1.10 to 1.00.

The Marine Terminal Borrower can only pay dividends if it satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing. The Terminal Facility also limits the Marine Terminal Borrower from, among other things, incurring indebtedness or entering into mergers and divestitures. The Terminal Facility also contains general covenants that will require the Marine Terminal Borrower to vote its interest in the Export Terminal Joint Venture to cause the Export Terminal Joint Venture to maintain adequate insurance coverage, maintain its property (but only to the extent the Marine Terminal Borrower has the power under the organizational documents of the Marine Terminal Joint Venture to cause such actions).
October 2016 Secured Term Loan and Revolving Credit Facility. On October 28, 2016, the Company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB. The facility had a term of seven years from the first utilization date with a maximum principal amount of up to $220.0 million. This secured term loan and revolving credit facility was refinanced and fully repaid on March 28, 2023.
June 2017 Secured Term Loan and Revolving Credit Facility. On June 30, 2017, the Company entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”). The facility had $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June 2023) with a maximum principal amount of up to $160.8 million. This secured term loan and revolving credit facility was refinanced and fully repaid on March 28, 2023.
March 2019 Secured Term Loan Facility. On March 25, 2019, the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $107.0 million (the “March 2019 Secured Term Loan Facility”), to partially re-finance our January 2015 secured term loan facility that was due to mature in June 2020. The facility has a term of six years from the date of the agreement, maturing in March 2025. It is fully drawn down and as of December 31, 2023, with an amount outstanding of $63.5 million which is repayable in eight equal quarterly instalments of approximately $2.3 million followed by a final payment of $54.4 million on the final quarterly repayment date on March 25, 2025. Interest on amounts drawn is payable at a rate of Term SOFR plus 266 basis points per annum.

This loan facility is secured by first priority mortgages on each of; Navigator Atlas, Navigator Europa, Navigator Oberon, and Navigator Triton as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.
September 2020 Secured Revolving Credit Facility. On September 17, 2020, the Company entered into a secured revolving credit facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. for a maximum principal amount of $210.0 million (the “September 2020 Secured Revolving Credit Facility”). The facility is due to mature in September 2025. As of December 31, 2023, an amount of $158.2 million was outstanding. The available facility amount shall be reduced semi-annually on June 30 and December 31 by an amount of $7.4 million followed by a final balloon payment on September 17, 2024, of $150.9 million. Interest on amounts drawn was payable at a rate of Comp SOFR plus 276 basis points per annum.

This loan facility is secured by first priority mortgages on each of Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence, and Navigator Yauza as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this revolving credit facility.
August 2021 Amendment and Restatement Agreement. In August 2021, as part of the Ultragas Transaction, the Company entered into an Amendment and Restatement Agreement with Danmarks Skibskredit A/S relating to a previously issued 2019 Senior Term Loan Facility, with four vessel owning entities as borrowers for a maximum principal amount of $66.95 million (the “August 2021 Amendment and Restatement Agreement”). The facility matures in August 2026 and is fully drawn down as of December 31, 2023, with an amount outstanding of $40.8 million which is repayable in half yearly installments of approximately $2.9 million followed by a payment of $26.2 million on the final repayment date of June 1, 2026. Under Amendment no.1 of the facility, dated June 2019, the overall rate of the facility on each tranche was fixed at interest rates between 3.77% and 3.780%.

The facility is secured by first priority mortgages on each of Happy Osprey, Happy Peregrine, Happy Pelican and Happy Penguin, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the Senior Term Loan Facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million and (ii) 5 per cent of the total indebtedness; and b) maintain a ratio of value adjusted total stockholders’ equity to value adjusted total assets of not less than 30%; and the aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.
In August 2021, as part of the Ultragas Transaction, the Company became guarantor for the following four Senior Secured Term Loan Facilities, previously entered into by Othello Shipping Company S.A. or certain of its wholly owned vessel owning entities.
DB Credit Facility A. On October 25, 2013, Atlantic Gas Shipping Inc. and Balearic Gas Shipping Inc. entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $57.7 million (the “DB Credit Facility A”), to finance two newbuild LPG carriers, Atlantic Gas and Balearic Gas. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in April 2027. It is fully drawn down as of December 31, 2023, with an amount outstanding of $15.6 million which is repayable for each vessel tranche in half yearly installments of $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Atlantic Gas and Balearic Gas as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.
Santander Credit Facility A. On October 30, 2013, Adriatic Gas Shipping Inc., Celtic Gas Shipping Inc. and Lalandia Shipping Company S.A entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. and Korea Finance Corporation for a maximum principal amount of $81.0 million (the “Santander Credit Facility A”), to finance three newbuild LPG carriers, Adriatic Gas, Celtic Gas and Happy Albatross. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in May 2027. It is fully drawn down as of December 31, 2023, with an amount outstanding of $23.6 million which is repayable for each vessel tranche in half yearly installments of between $1.0 million and $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Adriatic Gas, Celtic Gas and Happy Albatross as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.
DB Credit Facility B. On July 31, 2015, Bering Gas Shipping Inc and Pacific Gas Shipping Inc entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $60.9 million (the “DB Credit Facility B”), to finance two newbuild LPG carriers, Bering Gas and Pacific Gas. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in December 2028. It is fully drawn down as of December 31, 2023, with an amount outstanding of $26.6 million which is repayable for each vessel tranche in half yearly installments of $1.3 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Bering Gas and Pacific Gas as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.
Santander Credit Facility B. On July 31, 2015, Arctic Gas Shipping Inc and Falstria Shipping Company S.A entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. for a maximum principal amount of $55.8 million (the “Santander Credit Facility B”), to finance two newbuild LPG carriers, Arctic Gas and Happy Avocet. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in January 2029. It is fully drawn down as of December 31, 2023, with an amount outstanding of $25.6 million which is repayable for each vessel tranche in half yearly installments of $1.1 million and $1.3 million for 12 years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Arctic gas and Happy Avocet as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this credit facility.

December 2022 Secured Term Loan and Revolving Credit Facility. On December 7, 2022, the Company entered into a secured revolving credit facility with Credit Agricole Corporate and Investment Bank and Deutsche Bank AG for a maximum principal amount of $111.8 million (the “December 2022 Secured Revolving Credit Facility”). The facility is due to mature in September 2028. As of December 31, 2023, an amount of $72.3 million was outstanding. The available facility amount shall be reduced quarterly by an amount of $3.1 million followed by a final balloon payment on September 30, 2028, of $39.7 million. Interest on amounts drawn was payable at a rate of SOFR plus 209 basis points.

This loan facility is secured by first priority mortgages on each of Navigator Umbrio, Navigator Centuari, Navigator Ceres, Navigator Ceto and Navigator Copernico as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this revolving credit facility.
Greater Bay JV Term Loan Facility. On December 15, 2022, the Company entered into a secured term loan facility with ING Bank, London Branch, Skandinaviska Enskilda Banken AB (Publ), CTBC Bank and Shinsei Bank Limited for a maximum principal amount of $151.3 million (the “Greater Bay JV Term Loan Facility”) to provide financing for the intended acquisition of five ethylene carriers. As of December 31, 2023, the full facility amount of $151.3 million has been drawn down. As of December 31, 2023, an amount of $141.8 million was outstanding.The term loan outstanding amount shall be reduced quarterly by an amount of approximately $2.7 million followed by a final payment on the sixth anniversary of each vessel’s tranche of between $15.0 million and $18.2 million per tranche. Interest on amounts drawn is payable at a rate of SOFR plus 220 basis points.

This loan facility is secured by first priority mortgages on each of the five ethylene vessels: Navigator Luna, Navigator Solar, Navigator Vega, Navigator Luna and Navigator Equator as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and c) the joint venture entities (as defined) maintain at all times, from the date falling 12 months after the first drawdown, cash and cash equivalents equal to or greater than $3.0 million. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this revolving credit facility.

March 2023 Senior Secured Term Loan. On March 20, 2023, the Company entered into a senior secured term loan with Nordea Bank ABP, ABN AMRO Bank N.V. Skandinaviska Enskilda Banken AB (Publ), and BNP Paribas S.A. to refinance the June 2017 Secured Term Loan and Revolving Credit Facility and the October 2016 Secured Term Loan and Revolving Credit Facility that were due to mature in June and October 2023, respectively. The facility has a term of six years, maturing in March 2029 and is for a maximum principal amount of $200.0 million. The available facility amount shall be reduced quarterly by an amount of $8.3 million followed by a final balloon payment in March 2029. As of December 31, 2023, the Facility was fully drawn with an amount outstanding of $175.0 million Interest on amounts drawn is payable at a rate of Comp SOFR plus 210 basis points.

This loan facility is secured by first priority mortgages on each of the : Navigator Leo, Navigator Libra, Navigator Jorf, Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2023, the Company was in compliance with all covenants contained in this revolving credit facility.

Navigator Aurora Facility. In October 2019, the SPV, OCY Aurora Ltd, which owns Navigator Aurora, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. The Navigator Aurora Facility bears interest at Term SOFR plus 201 basis points and is repayable with a balloon payment on maturity. As of December 31, 2023, there was $41.3 million in borrowings outstanding under the Navigator Aurora Facility December 31, 2022: $48.1 million). The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and Navigator Aurora is pledged as security. The likelihood of the Company having to make any payments under the guarantee is remote. The shipbroker appraised value of Navigator Aurora exceeded the borrowings outstanding under the Navigator Aurora Facility by approximately $39.9 million as of December 31, 2023 (As of December 31, 2022: $28.9 million). The fair value of the vessel is significantly greater than the amount of the senior bank loan it is pledged against, and therefore the guarantee made by the SPV to the lenders of the subordinated loan where OCY Malta Ltd is the borrower has negligible fair value.

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2023, and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$101,558	$123,024
Less: current portion of deferred financing costs	(2,549)	(2,697)
Current portion of secured term loan facilities, net of deferred financing costs	99,009	120,327
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	612,349	646,131
Amount due to related parties*	48,140	41,342
Less: non-current portion of deferred financing costs	(4,011)	(4,156)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$656,478	$683,317

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.